Fair Value Measurements and Financial Instruments	12 Months Ended
Jan. 02, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements and Financial Instruments
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
The fair value measurement standard applies to certain financial assets and liabilities that are measured at fair value on a recurring basis (each reporting period) and certain financial assets and liabilities that are measured at fair value on a nonrecurring basis. The Company also maintains other financial instruments that approximate their fair value due to their short maturities, and include such instruments as its cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and current and long-term debt obligations.
Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The Company's financial assets and liabilities that are measured at fair value on a recurring basis include money-market securities, available-for-sale marketable securities, trading marketable securities, derivative instruments and contingent consideration liabilities. The Company does not have any material nonfinancial assets or liabilities that are measured at fair value on a recurring basis. A summary of the valuation methodologies used for the respective financial assets and liabilities measured at fair value on a recurring basis is as follows:
Money-market securities: The Company’s money-market securities include funds that are traded in active markets and are recorded at fair value based upon the quoted market prices. The Company classifies these securities as level 1.
Available-for-sale securities: The Company’s available-for-sale securities include publicly-traded equity securities that are traded in active markets and are recorded at fair value based upon the closing stock prices. The Company classifies these securities as level 1.
Trading securities: The Company’s trading securities include publicly-traded mutual funds that are traded in active markets and are recorded at fair value based upon quoted market prices of the net asset values of the funds. The Company classifies these securities as level 1.
Derivative instruments: Fair values for the Company’s derivative financial instruments are based on quoted market prices of comparable instruments, if available, or more commonly on standard pricing models that use readily observable market parameters from industry standard data providers as their basis. These models reflect contractual terms of the derivatives, including period to maturity and market-based parameters such as foreign currency exchange rates. They do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment and inputs are readily observable from actively quoted markets. The Company classifies these instruments as level 2 (see Note 12).
Contingent consideration liabilities: The fair value of the Company's contingent liabilities is initially measured based on the consideration expected to be transferred (probability-weighted), discounted back to present value. The discount rate used is determined at the time of measurement in accordance with accepted valuation methods. The Company measures the liability on a recurring basis using Level 3 inputs including regulatory approval timing, projected revenues or cash flows, growth rates, discount rates, probabilities of payment and projected payment dates. Projected revenues are based on the Company's most recent internal operating budgets and long-term strategic plans. Changes to any of the inputs may result in significantly higher or lower fair value measurements.
A summary of assets and liabilities measured at fair value on a recurring basis at January 2, 2016 and January 3, 2015 is as follows (in millions):

	Balance Sheet Classification	January 2, 2016	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$273	$273	$—	$—
Available-for-sale securities	Other current assets	10	10	—	—
Foreign currency forward contracts	Other current assets	14	—	14	—
Trading securities	Other assets	302	302	—	—
Foreign currency forward contracts	Other assets	2	—	2	—
Total assets		$601	$585	$16	$—

Liabilities
Contingent consideration	Other current liabilities	$118	$—	$—	$118
Foreign currency forward contracts	Other current liabilities	6	—	6	—
Contingent consideration	Other liabilities	33	—	—	33
Foreign currency forward contracts	Other liabilities	3	—	3	—
Total liabilities		$160	$—	$9	$151

	Balance Sheet Classification	January 3, 2015	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$729	$729	$—	$—
Available-for-sale securities	Other current assets	30	30	—	—
Trading securities	Other assets	301	301	—	—
Total assets		$1,060	$1,060	$—	$—

Liabilities
Contingent consideration	Other liabilities	$50	$—	$—	$50
Total liabilities		$50	$—	$—	$50

The recurring Level 3 fair value measurements of the Company's contingent consideration liabilities include the following significant unobservable inputs (in millions):

Contingent Consideration Liabilities	Fair Value as of January 2, 2016	Valuation Technique	Unobservable Input	Value or Range

Spinal Modulation regulatory-based milestone	$118	Probability Weighted Discounted Cash Flow	Discount Rate			2.1%
			Probability of Payment			95%
			Projected Year of Payment			2016

Spinal Modulation revenue-based milestones and earn-outs	4	Monte Carlo Simulation	Discount Rates	1.3%	-	17.0%
			Expected Revenue Volatility			25.0%
			Projected Years of Payments	2017, 2018

Nanostim, Inc. (Nanostim) revenue-based milestones	2	Probability Weighted Discounted Cash Flow	Discount Rate			5.0%
			Probability of Payments			10.0%
			Projected Years of Payments	2017, 2018

Assumed from Thoratec regulatory-based and revenue-based milestones	27	Probability Weighted Discounted Cash Flow	Discount Rate			5.5%
			Probability of Payments	—%	-	90.0%
			Projected Years of Payments	2017	-	2020
Total contingent consideration liabilities	$151

Additionally, the following table provides a reconciliation of the beginning and ending balances of the Company's contingent consideration liabilities (in millions):

	Endosense	Nanostim	Spinal Modulation	Assumed from Thoratec	Total
Balance as of December 29, 2012	$—	$—	$—	$—	$—
Initial fair value measurement of contingent consideration	132	56	—	—	188
Change in fair value of contingent consideration	1	—	—	—	1
Foreign currency translation	6	—	—	—	6
Balance as of December 28, 2013	139	56	—	—	195
Change in fair value of contingent consideration	28	(6)	—	—	22
Payment of contingent consideration	(155)	—	—	—	(155)
Foreign currency translation	(12)	—	—	—	(12)
Balance as of January 3, 2015	—	50	—	—	50
Initial fair value measurement of contingent consideration	—	—	155	—	155
Liabilities assumed from Thoratec acquisition	—	—	—	33	33
Change in fair value of contingent consideration	—	(48)	(33)	(6)	(87)
Balance as of January 2, 2016	$—	$2	$122	$27	$151

In February 2016, the Company received FDA approval of the Axium Neurostimulator System and expects to record a charge in the first quarter of 2016 to reflect the value at which the contingent consideration will be settled.

The following table provides a reconciliation of the beginning and ending balances of the Company's auction rate securities (in millions):

Auction Rate Securities
Balance as of January 3, 2015	$—
Auction rate securities acquired from Thoratec	5
Sale of auction rate securities	(5)
Balance as of January 2, 2016	$—

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis
Disclosures are required for certain assets and liabilities that are measured at fair value but are recognized and disclosed at fair value on a nonrecurring basis in periods subsequent to initial recognition. For St. Jude Medical, such measurements of fair value primarily relate to long-lived assets, goodwill, indefinite-lived intangible assets and cost method investments.
A summary of the valuation methodologies used for the respective nonfinancial assets and liabilities measured at fair value on a nonrecurring basis is as follows:
Long-lived assets: Typically the Company measures the fair value of its long-lived assets, such as its definite-lived intangible assets and property, plant and equipment using independent appraisals, market models and discounted cash flow models. A discounted cash flow model requires inputs to a present value cash flow calculation including a risk-adjusted discount rate, operating budgets, long-term strategic plans and remaining useful lives of the asset or asset group.
During 2015, 2014 and 2013, the Company recognized $18 million, $25 million and $14 million of fixed asset write-offs. During 2015, the fixed asset write-offs were primarily related to software development assets no longer expected to be utilized. During 2014, the fixed asset write-offs were associated with the discontinuation of a clinical trial and projects abandoned under the new realigned structure. During 2013, the fixed asset write-offs primarily related to information technology assets no longer expected to be utilized under the new realigned structure. Typically the Company measures these assets using independent appraisals, market models and discounted cash flow models; however, as these fixed assets had no alternative future use and therefore no discrete future cash flows, the assets were fully impaired.
During both 2015 and 2013, the Company recognized $2 million and $13 million, respectively, of impairment charges related to customer relationship intangible assets. Due to changes in hospital purchasing practices, the Company determined that the intangible assets no longer had any future discrete cash flows and that the assets were fully impaired.
Goodwill: During the third quarter of 2014, the Company performed an interim goodwill impairment test because it significantly changed the composition of the net assets of its reporting units whereby it combined its two legacy reporting units. For this test, the Company bypassed the qualitative assessment and proceeded directly to step one of the two-step goodwill impairment test. In performing the first step, the Company utilized the market approach as computed by its market capitalization plus an estimated control premium. As a result of performing this test, the Company determined that no impairment existed. The fair value inputs utilized in the market approach are considered Level 2 in the fair value hierarchy due to the utilization of quoted prices in active markets for similar assets or liabilities in determining the estimated control premium. During the fourth quarters of 2015 and 2014, the Company performed its annual goodwill impairment test by bypassing the qualitative assessment and proceeding directly to step one using the market approach described above. As a result of performing these tests, the Company determined that no impairments existed.
During the fourth quarter of 2013, the Company assessed qualitative factors and determined that no impairments existed since it was more-likely-than-not that the fair values of its reporting units that existed at that time were more than their carrying amounts. The qualitative assessment considered such factors as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and a sustained decrease in share price.
Indefinite-lived intangible assets: The Company also reviews its indefinite-lived intangible assets at least annually to determine if any adverse conditions exist that would indicate a potential impairment by considering qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and project-based performance toward regulatory approvals. During 2015, the Company performed its annual qualitative assessment of its indefinite-lived intangible assets by considering many of the above factors. Additionally, for certain indefinite-lived intangible asset the Company bypassed the qualitative assessment and performed a quantitative assessment using discounted cash flow models. There were no impairments of indefinite-lived intangible assets in 2015.
During 2014, the Company recognized impairment charges of $58 million for certain IPR&D intangible assets and a tradename intangible asset to reflect their estimated fair value of $55 million. The Company utilized a discounted cash flow model for each individual asset. The impairments were triggered by clinical information received in the third and fourth quarters of 2014, resulting in the Company revising its expectations, including a decrease in the market opportunity and an increase in the cost and length of time to bring the related products to market. The fair value measurements of these intangible assets are considered Level 3 in the fair value hierarchy due to the use of unobservable inputs to measure fair value, including the terminal growth rate, royalty rate, discount rate and projected future cash flows.
During 2013, the Company performed its annual qualitative assessment of its indefinite-lived intangible assets by considering many of the above factors and determined that a quantitative impairment analysis was further necessary for certain indefinite-lived tradename and IPR&D assets as the Company concluded it was more-likely-than-not that the fair value of these assets were less than their respective carrying amounts. The Company utilized a discounted cash flow model for each individual asset and recognized an impairment charge of $29 million to write-down the related assets to their estimated fair value of $50 million. The impairments were due primarily to the Company's revised expectations, including an increase in the cost and length of time to bring the related products to market through regulatory approval. The fair value measurements of these intangible assets are considered Level 3 in the fair value hierarchy due to the use of unobservable inputs used to measure fair value, including the terminal growth rate, royalty rate, discount rate and projected future cash flows.
Cost method investments: The Company also holds investments in equity securities that are accounted for as cost method investments, which are classified as other assets and measured at fair value on a nonrecurring basis. The carrying value of these investments was $80 million and $71 million as of January 2, 2016 and January 3, 2015, respectively. The fair value of the Company’s cost method investments is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of these investments. When measured on a nonrecurring basis, the Company’s cost method investments are considered Level 3 in the fair value hierarchy due to the use of unobservable inputs to measure fair value.
Fair Value Measurements of Other Financial Instruments
The aggregate fair value of the Company’s fixed-rate senior notes as of January 2, 2016 (measured using quoted prices in active markets) was $3,740 million compared to the aggregate carrying value of $3,774 million (inclusive of the terminated interest rate swaps and unamortized debt discounts). The fair value of the Company’s variable-rate debt obligations as of January 2, 2016 approximated their aggregate $2,651 million carrying value due to the nature of their variable interest rates. The Company also had $393 million and $713 million of cash equivalents invested in short-term deposits and interest and non-interest bearing bank accounts as of January 2, 2016 and January 3, 2015, respectively, the cost basis of which approximated fair value.